UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21229

Investment Company Act File Number

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Bond Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.6%

Security	Principal Amount (000’s omitted)	Value
Education — 5.0%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$384,618
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	236,815
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	391,579
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	690	760,015

		$1,773,027

Escrowed/Prerefunded — 7.7%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/27	$1,115	$1,201,524
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	135	136,266
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	465	469,362
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	615	705,768
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	250	257,230

		$2,770,150

General Obligations — 0.8%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$260	$279,976

		$279,976

Hospital — 15.1%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$273,330
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	463,685
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	500	525,455
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	500	506,795
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	325,589
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	154,580
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	385	443,508
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,085	1,231,627
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	700	781,165
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 4.00%, 7/1/35	675	699,313

		$5,405,047

Security	Principal Amount (000’s omitted)	Value
Housing — 2.5%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$855	$887,558

		$887,558

Insured – Education — 0.3%
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	$85	$85,155
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	20	20,043

		$105,198

Insured – Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$639,704
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	339,600

		$979,304

Insured – Escrowed/Prerefunded — 11.4%
Bayonne, (AGM), Prerefunded to 7/1/19, 5.50%, 7/1/39	$1,000	$1,038,730
Jersey City, (AGM), Prerefunded to 1/15/19, 5.00%, 1/15/29	1,000	1,019,000
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	700	709,996
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	840	855,389
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	450	458,140

		$4,081,255

Insured – General Obligations — 25.4%
Atlantic City, (BAM), 5.00%, 3/1/37	$500	$555,990
Bayonne, (AGM), 0.00%, 7/1/23	2,415	2,088,444
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,525,875
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	905,980
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	4,005,560

		$9,081,849

Insured – Hospital — 4.3%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,500	$1,556,880

		$1,556,880

Insured – Lease Revenue/Certificates of Participation — 5.2%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,260,420
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	586,735

		$1,847,155

Insured – Special Tax Revenue — 12.2%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$920,040
Garden State Preservation Trust, (AGM), 5.75%, 11/1/28	500	591,250
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,786,547
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	806,109
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	252,658

		$4,356,604

Security	Principal Amount (000’s omitted)	Value
Insured – Transportation — 7.8%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,200	$784,416
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,500	1,833,705
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	188,282

		$2,806,403

Insured – Water and Sewer — 11.9%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,705,030
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	562,934

		$4,267,964

Other Revenue — 3.1%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 3.00%, 6/1/32	$1,175	$1,104,758

		$1,104,758

Senior Living/Life Care — 2.0%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$709,027

		$709,027

Special Tax Revenue — 8.1%
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	$2,800	$2,904,720

		$2,904,720

Student Loan — 2.8%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$994,539

		$994,539

Transportation — 28.5%
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	$1,275	$1,444,613
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	590	615,488
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	218,978
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,217,885
New Jersey Turnpike Authority, 3.25%, 1/1/38	1,250	1,185,725
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,046,985
Port Authority of New York and New Jersey, 5.00%, 10/15/41(1)	2,000	2,258,480
South Jersey Transportation Authority, 5.00%, 11/1/39	200	217,716

		$10,205,870

Water and Sewer — 5.8%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$695	$754,478
Passaic County Utilities Authority, 5.00%, 3/1/37	695	846,607
Sussex County Municipal Utilities Authority, 0.00%, 12/1/37	1,000	469,710

		$2,070,795

Total Tax-Exempt Investments — 162.6% (identified cost $54,986,331)		$58,188,079

Value
Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (45.6)%	$(16,306,656)

Other Assets, Less Liabilities — (17.0)%	$(6,094,539)

Net Assets Applicable to Common Shares — 100.0%	$35,786,884

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 50.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 19.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$58,188,079	$—	$58,188,079
Total Investments	$—	$58,188,079	$—	$58,188,079

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

In July 2018, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance Municipal Bond Fund (Municipal Bond Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for common shares of Municipal Bond Fund. The proposed reorganization is subject to approval by the shareholders of the Fund.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018